Leases - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 07, 2020
Lessee, Operating lease, Term of contract, Description	under non cancelable operating lease agreements that expire between 2021 through 2035.		expire between 2021 through 2030.
Operating lease, Weighted average remaining lease term	10 years 3 months 18 days				9 years 2 months 12 days
Operating lease, Weighted average discount rate, Percent	6.39%		6.85%
Lessee, Operating lease, Option to terminate			The Company elected to exercise the early termination option in 2020 and included the termination fee in the calculation of the lease’s ROU asset and lease liability
Operating lease, Rent expense	$ 12,012,000	$ 5,896,000	$ 14,109,000	$ 4,487,000
Other Current Assets [Member]
Lessee, Operating lease, Variable capital payments	$ 16,998,000		$ 15,312